UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Round Table Services, LLC
Address: 302 E. Broad Street, 2nd Floor
Westfield, New Jersey  07090

Form 13F File Number: 28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Christopher Cheng
Title: Chief Compliance Officer
Phone: 908-789-7310

Signature, Place, and Date of Signing:

Christopher Cheng   Westfield, New Jersey   May 1, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: 131,348,710

List of Other Included Managers:

No. 		13F File Number   	Name

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
                                 Title of              Value    SharesSh/     Put Investme  Other     Voting Authority
Name of Issuer                   Class     Cusip       (x$1000) Prn Am 	Prn   Cal Discreti managers   Sole  Shared None
Abbott Laboratories Common       COM       002824100              6115	SH        Sole                              6115
Aca Capital Hldgs Inc Com        COM       000833103             30000  SH    	  Sole                             30000
Altria Group                     COM       02209S103             65310  SH        Sole                             65310
American Express Co.             COM       025816109              5910  SH        Sole                              5910
American International Group C   COM       026874107             10271  SH        Sole                             10271
Automatic Data Proc              COM       053015103              4200  SH    	  Sole                              4200
Berkshire Hathaway Inc A         COM       084670108                 4  SH    	  Sole                                 4
Blackrock Glbl Enrgy Com         COM       09250U101             20508  SH        Sole                             20508
Bp Plc Sponsored Adr             COM       055622104              3372  SH        Sole                              3372
Chevron Corp                     COM       166764100              6090  SH        Sole                              6090
Cisco Systems Common             COM       17275R102             54190  SH        Sole                             54190
Citigroup Inc                    COM       172967101             17500  SH        Sole                             17500
Conocophillips                   COM       20825C104              6700  SH        Sole                              6700
Disney Walt Co Common            COM       254687106              9755  SH        Sole                              9755
E M C Corp Masscom               COM       268648102             42300  SH    	  Sole                             42300
EATON VANCE INS NY MUN COM       COM       27827Y109             10000  SH    	  Sole                             10000
Exxon Mobil Corporation Common   COM       30231G102             17167  SH    	  Sole                             17167
Fortune Brands Inc Com           COM       349631101              3000  SH    	  Sole                              3000
Gallaher Group Plc Sponsored A   COM       363595109              3300  SH    	  Sole                              3300
General Electric Co Common       COM       369604103             15554  SH    	  Sole                             15554
Home Depot Common                COM       437076102              8738  SH    	  Sole                              8738
Intel Corp Com                   COM       458140100             10585  SH    	  Sole                             10585
Ishares Dj Us Consumer  Goods    COM       464287812              6550  SH    	  Sole                              6550
Ishares Dow Jones Us    Health   COM       464287762             30284  SH    	  Sole                             30284
iShares Dow Jones Us Energy SectoCOM       464287796              8726  SH    	  Sole                              8726
iShares Goldman Sachs Technology COM       464287549             21853  SH    	  Sole                             21853
Ishares Inc Msci Brazil          COM       464286400             14808  SH    	  Sole                             14808
Ishares Inc Msci German          COM       464286806              7890  SH    	  Sole                              7890
Ishares Inc Msci Mexico          COM       464286822             26061  SH    	  Sole                             26061
Ishares Msci Eafe Index          COM       464287465             68383  SH    	  Sole                             68383
Ishares Msci Emerging   Mkts I   COM       464287234             67390  SH    	  Sole                             67390
Ishares Msci Japan Indexfund     COM       464286848            177932  SH    	  Sole                            177932
Ishares Msci Pacific    Ex-Jap   COM       464286665             48384  SH    	  Sole                             48384
Ishares Russell 1000    Growth   COM       464287614            108066  SH        Sole                            108066
Ishares Russell 1000    Value    COM       464287598            117295  SH    	  Sole                            117295
ishares Russell 2000 Index       COM       464287655             35816  SH    	  Sole                             35816
Ishares Russell Midcap  Value    COM       464287473             32239  SH    	  Sole                             32239
iShares S&p Europe 350           COM       464287861             36715  SH    	  Sole                             36715
Ishares S&p Global Energy Sect   COM       464287341             11667  SH     	  Sole                             11667
Ishares S&p Latin Americ40 Ind   COM       464287390             31409  SH    	  Sole                             31409
Ishares S&p Smallcap 600index    COM       464287804             27090  SH    	  Sole                             27090
Ishares Tr Dj Health Care        COM       464288828             19246  SH    	  Sole                             19246
Ishares Tr Dj Oil Equip          COM       464288844             50698  SH    	  Sole                             50698
Ishares Tr Dj Us Basic Materia   COM       464287838              3640  SH    	  Sole                              3640
Ishares Tr Dj Us Finl Sec        COM       464287788              7092  SH        Sole                              7092
Ishares Tr Dj Us Finl Svc        COM       464287770              4500  SH    	  Sole                              4500
Ishares Tr Gldm Schs Semi        COM       464287523             47852  SH    	  Sole                             47852
Ishares Tr Lehman Agg Bnd        COM       464287226             14050  SH    	  Sole                             14050
ISHARES TR LEHMAN SH TREA        COM       464288679              3027  SH    	  Sole                              3027
Ishares Tr Russell 3000          COM       464287689              5910  SH    	  Sole                              5910
Ishares Tr Russell Midcap        COM       464287499             52893  SH    	  Sole                             52893
Ishares Tr S&p 100 Index         COM       464287101             33628  SH    	  Sole                             33628
Ishares Tr S&p 500 Barra Value   COM       464287408              4395  SH    	  Sole                              4395
Ishares Tr Transp Ave Idx        COM       464287192             10860  SH    	  Sole                             10860
Ishares Trust Dow Jones Select   COM       464287168             72574  SH    	  Sole                             72574
Ishares Trust S&p Midcap400 In   COM       464287507             13484  SH    	  Sole                             13484
Ishares Us Tips Bond Fund        COM       464287176              3797  SH    	  Sole                              3797
iSharesRussell 1000 Index        COM       464287622             99356  SH    	  Sole                             99356
ISharesRussell 2000 Value Index FCOM       464287630             22441  SH    	  Sole                             22441
Johnson & Johnson Common         COM       478160104             13757  SH    	  Sole                             13757
Kkr Finl Corp Com                COM       482476306             30000  SH    	  Sole                             30000
Kraft Foods Inc                  COM       50075N104             45076  SH    	  Sole                             45076
Lilly Eli & Company Common       COM       532457108             47316  SH    	  Sole                             47316
Merck & Company Common           COM       589331107              5861  SH    	  Sole                              5861
Merrill Lynch & Co. Inc.         COM       590188108              8120  SH    	  Sole                              8120
Microsoft Corp Common            COM       594918104              8555  SH    	  Sole                              8555
Morgan Stanley Com New           COM       617446448              3280  SH    	  Sole                              3280
Pfizer Incorporated              COM       717081103             13899  SH    	  Sole                             13899
Radian Group                     COM       750236101              6844  SH    	  Sole                              6844
S P D R Trust Sr 1 Exp 01/22/2   COM       78462F103              2800  SH    	  Sole                              2800
Schlumberger Ltd                 COM       806857108              9800  SH    	  Sole                              9800
Seacor Smit Inc.                 COM       811904101             18375  SH    	  Sole                             18375
Spacehab Inc                     COM       846243103             80000  SH    	  Sole                             80000
Sunoco Logistics Ptnr Lp         COM       86764L108              5000  SH    	  Sole                              5000
Sysco Corp Common                COM       871829107             10000  SH    	  Sole                             10000
Temple Inland Inccom             COM       879868107              9000  SH    	  Sole                              9000
U S T Inc                        COM       902911106              4345  SH    	  Sole                              4345
Vanguard Sector Index Cns Stp    COM       92204A207             36724  SH    	  Sole                             36724
